UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 99.0%
Arizona - 79.2%
Arizona Brd of Regents (Univ of Arizona Co)
Series 2012C
5.00%, 6/01/29	$3,400	$3,587,408
Arizona COP
AGM Series 2008A
5.00%, 9/01/24	6,000	6,421,020
Arizona Dept of Admin Svc (Arizona Lottery)
AGM Series 2010A
5.00%, 7/01/28	6,000	6,361,320
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,020,030
Arizona Hlth Fac Auth (Blood Systems, Inc.)
Series 04
5.00%, 4/01/19	750	766,747
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009D
5.00%, 7/01/28	1,000	1,033,440
Arizona St Univ
AMBAC Series 05A
5.00%, 3/01/15 (Pre-refunded/ETM)	2,000	2,150,420
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	2,200	2,056,472
Arizona Trnsp Brd Hwy
Series 2011A
5.25%, 7/01/29	1,500	1,687,245
Series 2013A
4.00%, 7/01/30	3,000	2,985,330
5.00%, 7/01/30	1,525	1,664,522
Arizona Wtr Infra Fin Auth
Series 06A
5.00%, 10/01/16 (Pre-refunded/ETM)	4,000	4,534,200
City of Tucson
5.00%, 7/01/28-7/01/29	2,360	2,569,063
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	380	340,161
Downtown Phoenix Hotel Corp AZ
FGIC Series 2005A
5.00%, 7/01/29	1,400	1,405,194
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	984	984,462
Estrella Mtn CFD AZ Golf Vlg
Series 01A
7.875%, 7/01/25	1,974	1,976,270
Glendale AZ Mun Property Corp. (Glendale AZ Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,574,275
Glendale AZ Wtr & Swr
5.00%, 7/01/28	2,000	2,159,240

	Principal Amount (000)	U.S. $ Value
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 99
5.95%, 10/01/23	$3,160	$3,160,569
Greater AZ Dev Auth
NPFGC Series 05A
5.00%, 8/01/21	1,600	1,677,152
NPFGC Series 05B
5.00%, 8/01/25	4,320	4,493,578
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	430	430,026
Hassayampa CFD AZ
Series 96
7.75%, 7/01/21	1,415	1,429,504
Maricopa Cnty AZ USD #89 GO
Series 2008C
6.25%, 7/01/26	3,700	4,202,460
Mesa AZ Excise Tax
5.00%, 7/01/32	5,000	5,331,800
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,445,800
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth)
AMBAC Series 05
5.00%, 6/01/27	1,000	1,021,700
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2008A
5.00%, 7/01/26	4,080	4,487,674
Series 2010A
5.00%, 7/01/31	2,000	2,093,640
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 05A
5.00%, 7/01/23	5,500	5,813,280
Phoenix AZ IDA (Arizona Lease- Capitol Mall)
AMBAC
5.00%, 9/15/25	5,935	6,053,463
Phoenix AZ IDA (Great Hearts Academies)
6.00%, 7/01/32	250	250,470
Phoenix AZ IDA (Higley AZ USD #60 Lease)
5.00%, 12/01/32	3,500	3,589,670
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	1,000	972,880
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,458,795
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/26	1,000	1,101,620

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 7/01/27	$1,850	$2,031,096
AGM
5.00%, 7/01/25	2,000	2,231,980
Pima County Regional Transportation Auth
5.00%, 6/01/26	4,000	4,446,400
Pinal Cnty AZ COP
Series 04
5.00%, 12/01/24	2,000	2,072,820
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,420,328
Queen Creek AZ ID #1
5.00%, 1/01/26	600	601,098
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2012A
5.00%, 12/01/29	2,000	2,211,760
Series A
5.00%, 1/01/29	3,400	3,652,926
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,288,932
Series 2007
5.00%, 12/01/37	1,000	988,830
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,564,980
AGM
5.00%, 9/01/35	1,500	1,544,460
Show Low AZ ID #6
ACA Series 00
6.00%, 1/01/18	630	631,235
Stoneridge CFD AZ
6.75%, 7/15/26	1,650	1,653,564
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	925	925,083
Tucson AZ Arpt Auth
AMBAC Series 01
5.35%, 6/01/31	6,475	6,482,770
Tucson AZ IDA (Univ of AZ/Marshall Foundation)
AMBAC Series 02A
5.00%, 7/15/32	1,000	1,000,280

		131,039,442

California - 2.4%
Solano CA CCD GO (Solano Cnty CA CCD GO)
Series 2013A
5.00%, 8/01/43	1,500	1,533,315
Vista CA USD GO
5.00%, 8/01/28	2,290	2,502,924

		4,036,239

	Principal Amount (000)	U.S. $ Value
District of Columbia - 1.4%
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	$2,040	$2,353,385

Illinois - 3.5%
Chicago IL Wtr
5.00%, 11/01/28	2,000	2,165,660
Cook Cnty IL Forest Presv Dist
Series 2012C
5.00%, 12/15/32	2,360	2,492,372
Metro Pier & Expo Auth IL Spl Tax (McCormick Place Expansion Proj)
Series 2012B
5.00%, 12/15/28	1,000	1,066,060

		5,724,092

Massachusetts - 0.7%
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2013A
5.00%, 5/15/32 (a)	1,000	1,086,770

New York - 1.2%
New York St Dormitory Auth (State Univ of New York)
Series 2012A
5.00%, 7/01/31	1,000	1,071,020
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	820	882,025

		1,953,045

Puerto Rico - 7.6%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/20-7/01/22	6,400	6,391,994
Puerto Rico GO
Series 2006A
5.25%, 7/01/23	575	554,950
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,886,053
5.125%, 12/01/27	385	402,822
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 00A
6.125%, 11/15/30	1,500	1,504,890
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/18	1,855	1,864,386

		12,605,095

Texas - 3.0%
Harris Cnty TX Toll Road
Series 2012
5.00%, 8/15/32	2,260	2,413,318
Houston TX Util Sys
Series 2013B
5.00%, 11/15/32	1,000	1,083,250

	Principal Amount (000)	U.S. $ Value
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	$840	$986,782
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	420	485,864

		4,969,214

Total Municipal Obligations (cost $162,742,326)		163,767,282

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (b) (cost $506,185)	506,185	506,185

Total Investments - 99.3% (cost $163,248,511) (c)		164,273,467
Other assets less liabilities - 0.7%		1,177,076

Net Assets - 100.0%		$165,450,543

(a)	When-Issued or delayed delivery security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,707,875 and gross unrealized depreciation of investments was $(3,682,919), resulting in net unrealized appreciation of $1,024,956.

As of June 30, 2013, the Fund held 30.7% of net assets in insured bonds (of this amount 4.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$149,179,656		$14,587,626		$163,767,282
Short-Term Investments		506,185		– 0	–	– 0	–	506,185

Total Investments in Securities		506,185		149,179,656		14,587,626		164,273,467
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$506,185		$149,179,656		$14,587,626		$164,273,467

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$15,412,778		$15,412,778
Accrued discounts/(premiums)	6,438		6,438
Realized gain (loss)	4,483		4,483
Change in unrealized appreciation/depreciation	(155,983)		(155,983)
Purchases	– 0	–	– 0	–
Sales	(680,090)		(680,090)
Transfers in to Level 3	– 0	–	– 0	–

	Long-Term Municipal Bonds		Total
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13	$14,587,626		$14,587,626

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(155,983)		$(155,983)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$14,587,626	Third Party Vendor	Evaluated Quotes	$89.52 - $101.03/
				$98.99

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 98.8%
Massachusetts - 76.9%
Boston MA Wtr & Swr Comm
Series 2009A
5.00%, 11/01/26	$2,000	$2,213,460
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,469,100
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,556,786
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
Series 2010B
5.00%, 7/01/29	645	702,476
Series 2012B
5.00%, 7/01/28	1,025	1,125,655
Massachusetts Bay Trnsp Auth Sales Tax
Series 2005A
5.00%, 7/01/24	2,490	2,943,205
Massachusetts Clean Energy Corp. (Holyoke MA Gas & Elec)
5.00%, 7/01/32	1,250	1,335,150
Massachusetts College Bldg Auth
AMBAC Series 2006A
5.00%, 5/01/16 (Pre-refunded/ETM)	2,635	2,943,796
Massachusetts Dev Fin Agy
AGC Series 2005D
5.00%, 7/01/15 (Pre-refunded/ETM)	3,500	3,808,525
Massachusetts Dev Fin Agy (Bentley Univ)
5.00%, 7/01/28	4,500	4,677,525
Massachusetts Dev Fin Agy (Berkshire Health Sys)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,198,039
Massachusetts Dev Fin Agy (Boston College)
5.00%, 7/01/31	3,250	3,522,870
Massachusetts Dev Fin Agy (Boston University)
5.00%, 10/01/29	3,300	3,604,359
Massachusetts Dev Fin Agy (Brandeis Univ)
5.00%, 10/01/26-10/01/27	3,300	3,524,236
Series O-2
5.00%, 10/01/28	3,500	3,759,490
Massachusetts Dev Fin Agy (Covanta Energy Corp.)
5.25%, 11/01/42	1,550	1,444,786
Massachusetts Dev Fin Agy (Deerfield Academy)
5.00%, 10/01/30-10/01/40	7,615	8,317,660
Massachusetts Dev Fin Agy (Lowell General Hospital)
Series 2013G
5.00%, 7/01/44	6,000	5,789,400

	Principal Amount (000)	U.S. $ Value
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy)
4.00%, 7/01/32	$1,000	$951,340
5.00%, 7/01/24	400	455,300
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.00%, 7/01/27	1,720	1,696,178
Massachusetts Dev Fin Agy (Olin College)
Series 2013E
5.00%, 11/01/38-11/01/43	7,925	8,213,587
Massachusetts Dev Fin Agy (Phillips Academy)
5.00%, 9/01/21-9/01/22	6,000	6,861,000
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute)
5.00%, 7/01/31	7,000	7,460,110
Massachusetts Dev Fin Agy (Whitehead Institute)
5.00%, 6/01/26	1,710	1,927,392
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,585,777
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/26	6,900	7,542,666
Massachusetts GO
Series 2008A
5.00%, 9/01/28	2,800	3,082,688
AGM Series 2005A
5.00%, 3/01/15 (Pre-refunded/ETM)	5,000	5,371,700
Massachusetts Hlth & Ed Facs Auth (Williams College)
Series 2007L
5.00%, 7/01/16 (Pre-refunded/ETM)	4,665	5,225,873
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music)
Series 2007A
5.00%, 10/01/32	5,000	5,266,950
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 2001C
5.25%, 11/15/31	2,600	2,603,432
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 2009A
5.25%, 11/15/23	2,000	2,339,140
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,005	1,034,778
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
Series 2009O
5.75%, 7/01/26	6,500	7,769,190
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	1,248,121

	Principal Amount (000)	U.S. $ Value
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
5.00%, 10/01/28	$2,025	$2,180,176
Series 2010A
5.00%, 10/01/29	5,000	5,350,400
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.00%, 7/01/27	2,000	2,154,980
5.25%, 7/01/29	2,500	2,729,075
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute)
5.00%, 7/01/30	3,860	4,144,598
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
Series 2009A
6.00%, 7/01/24	2,000	2,192,360
Massachusetts Hlth & Ed Facs Auth (Williams College)
Series 2007L
5.00%, 7/01/31	695	758,697
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center)
5.25%, 7/01/38	2,500	2,622,150
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
Series 2008B
5.25%, 6/01/26	1,905	2,082,927
5.375%, 6/01/27	3,060	3,345,620
Massachusetts Port Auth
5.00%, 7/01/32	1,430	1,543,857
Series 2010B
5.00%, 7/01/34	2,750	2,998,600
Massachusetts Port Auth (US Airways)
NPFGC Series 1996A
5.875%, 9/01/23	2,000	2,006,980
Massachusetts Sch Bldg Auth
Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	2,000	2,187,020
NPFGC Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	7,000	7,654,570
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2011-B
5.00%, 10/15/32	3,720	4,009,788
Series 2012B
5.00%, 8/15/30	7,000	7,675,780
Series 2013A
5.00%, 5/15/32 (a)	2,500	2,716,925
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
Zero Coupon, 6/01/20 (b)	2,000	2,118,520
5.00%, 6/01/23	1,500	1,599,105
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
5.00%, 8/01/20-8/01/25	6,125	6,877,291
Massachusetts Wtr Res Auth
Series 2011B
5.00%, 8/01/26-8/01/29	6,755	7,567,022

	Principal Amount (000)	U.S. $ Value
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/27	$6,000	$6,583,380
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,317,970
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
Series 20082
5.00%, 5/01/26-5/01/27	6,000	6,523,685

		230,513,216

Arizona - 2.5%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	4,065	4,259,957
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	330	295,403
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,160,186
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	652,628
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,265	1,267,732

		7,635,906

California - 0.5%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,055	1,206,255
Series 2008A
5.50%, 8/15/23	360	406,026

		1,612,281

District of Columbia - 2.0%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	5,300	5,878,442

Florida - 1.4%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30 (c)	1,750	1,508,780
Miami Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/32	2,500	2,591,600

		4,100,380

	Principal Amount (000)	U.S. $ Value
Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 2005B
5.60%, 1/01/30	$500	$525,480

Illinois - 1.7%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	367,910
Illinois Toll Highway Auth
Series 2013A
5.00%, 1/01/32-1/01/33	4,200	4,426,090
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	361	362,610

		5,156,610

Kansas - 0.4%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
Series 2012A
5.00%, 9/01/28	1,000	1,081,600

Michigan - 0.5%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,605	1,636,153

Nevada - 0.2%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	688,448

New Jersey - 1.0%
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/33	2,830	2,967,849

New York - 2.5%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28	6,065	6,452,432
New York NY GO
Series 2006J
5.00%, 6/01/22	1,085	1,182,053

		7,634,485

Ohio - 1.3%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,800,589

Puerto Rico - 5.6%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/18	850	869,745
Series 2008WW
5.375%, 7/01/23	2,065	2,057,896

	Principal Amount (000)	U.S. $ Value
Series 2010 ZZ
5.25%, 7/01/24	$3,000	$2,936,310
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	500	511,510
Series 2006A
5.25%, 7/01/22	500	490,875
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	515,310
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	695	706,370
5.125%, 12/01/27	1,965	2,055,960
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	4,410	4,420,496
FGIC Series 2003G
5.25%, 7/01/14	870	872,071
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	265,348
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/19	1,025	1,022,366

		16,724,257

Texas - 1.1%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,090	1,280,466
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	545	630,467
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	1,500	1,502,100

		3,413,033

Virginia - 0.3%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	1,000	909,240

Washington - 0.4%
Washington St GO
AGM Series 2005B
5.00%, 7/01/15 (Pre-refunded/ETM)	1,245	1,354,747

Wisconsin - 0.3%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (d)	750	802,628

		296,435,344

Total Municipal Obligations (cost $288,752,500)		296,435,344

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (e) (cost $154,642)	154,642	$154,642

Total Investments - 98.9% (cost $288,907,142) (f)		296,589,986
Other assets less liabilities - 1.1%		3,153,975

Net Assets - 100.0%		$299,743,961

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/1/17	SIFMA	*	3.792%	$1,013,237
Merrill Lynch Capital Services, Inc.	5,100	10/1/16	SIFMA	*	4.148%	634,882

						$1,648,119

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Variable rate coupon, rate shown as of June 30, 2013.
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of this security amounted to $802,628 or 0.3% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,772,246 and gross unrealized depreciation of investments was $(5,089,402), resulting in net unrealized appreciation of $7,682,844.

As of June 30, 2013, the Fund held 14.8% of net assets in insured bonds (of this amount 47.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation

HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$286,246,850		$10,188,494		$296,435,344
Short-Term Investments		154,642		– 0	–	– 0	–	154,642

Total Investments in Securities		154,642		286,246,850		10,188,494		296,589,986
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	1,648,119		– 0	–	1,648,119
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$154,642		$287,894,969		$10,188,494		$298,238,105

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Interest Rate Swaps		Total
Balance as of 9/30/12	$5,089,507	$2,123,681		$7,213,188
Accrued discounts/(premiums)	6,145	– 0	–	6,145
Realized gain (loss)	2,468	– 0	–	2,468
Change in unrealized appreciation/depreciation	318,992	– 0	–	318,992
Purchases	4,795,382	– 0	–	4,795,382

	Long-Term Municipal Bonds		Interest Rate Swaps			Total
Sales	(24,000)			– 0	–	(24,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(2,123,681)		(2,123,681)

Balance as of 6/30/13++	$10,188,494		$	– 0	–	$10,188,494

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$318,992		$	– 0	–	$318,992

++	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$10,188,494	Third Party Vendor	Evaluated Quotes	$73.58 - $112.02

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 97.8%
Michigan - 71.0%
Ann Arbor MI SD GO
5.00%, 5/01/26	$2,000	$2,266,640
Barry Cnty MI GO
4.00%, 4/01/25	1,500	1,542,330
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/31	2,365	2,487,176
Detroit MI GO
Series 2010
5.00%, 11/01/30	2,000	1,995,260
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/32	2,000	1,892,060
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	1,885	1,886,546
Dexter Cmnty Sch MI GO AGM
5.00%, 5/01/25	2,250	2,488,050
Grand Rapids MI Santn Swr
5.00%, 1/01/30	1,180	1,283,144
Lansing MI Cmnty Clg GO
5.00%, 5/01/32	1,240	1,335,220
Michigan Federal Hwy Grant AGM
5.25%, 9/15/26	3,500	3,863,720
Michigan Finance Auth (Crittenton Hosp Medical Ctr)
Series 2012A
5.00%, 6/01/27	1,500	1,560,090
Michigan Finance Auth (Michigan SRF)
5.00%, 10/01/23-10/01/30	4,000	4,539,840
Michigan Finance Auth (Oakwood Obl Grp)
5.00%, 8/15/31	1,500	1,549,245
Michigan HDA MFHR (Danbury Manor Apts)
Series 02A
5.30%, 6/01/35	2,410	2,466,514
Michigan Hosp Fin Auth
5.00%, 5/15/15 (Pre-refunded/ETM)	415	448,437
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	1,600	1,648,608
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 2010A
5.00%, 12/01/27	1,000	1,088,290
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,875	1,911,394

	Principal Amount (000)	U.S. $ Value
Michigan St University (Michigan State Univ)
Series 2013A
5.00%, 8/15/41	$2,250	$2,422,012
Michigan State Univ
Series 2013A
5.00%, 8/15/38	2,000	2,163,240
Michigan Strategic Fund (Evangelical Homes of Michigan Hall)
5.50%, 6/01/47	500	446,770
Michigan Strategic Fund (Michigan Lease House of Rep Fac)
5.25%, 10/15/31	2,150	2,260,316
Michigan Tech Univ
Series 2012A
5.00%, 10/01/26-10/01/34	2,900	3,112,464
Series 2013A
5.00%, 10/01/26	1,175	1,297,858
Michigan Trunk Line Spl Tax
5.00%, 11/15/27-11/15/30	3,000	3,313,430
Oakland Univ
5.00%, 3/01/27-3/01/32	2,600	2,750,363
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	1,016,421
Plymouth-Canton MI SD GO
Series 2012A
5.00%, 5/01/25	1,425	1,597,553
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
Series 2010H
5.00%, 7/01/30	500	502,635
Southfield MI Lib Bldg Auth
NPFGC-RE
5.00%, 5/01/25	3,340	3,518,857

		60,654,483

Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	205	183,508

California - 0.9%
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 20122
5.00%, 5/01/27	700	764,106

Florida - 3.7%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30 (a)	1,835	1,582,064
Miami Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/32	1,000	1,036,640
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	500	505,495

		3,124,199

	Principal Amount (000)	U.S. $ Value
Illinois - 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	$480	$400,219
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	360	361,606

		761,825

Massachusetts - 0.5%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42	450	416,641

Nevada - 0.8%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	688,448

New York - 3.5%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	2,155	2,275,464
New York NY GO
Series 2006J
5.00%, 6/01/22	680	740,826

		3,016,290

Ohio - 2.6%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,258,321

Puerto Rico - 11.6%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/18	1,000	1,023,230
Series 2008W
5.375%, 7/01/23	1,120	1,116,147
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,235,339
5.125%, 12/01/27	145	151,712
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 00A
6.125%, 11/15/30	3,000	3,009,780
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	265,347
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	25	30,577
5.50%, 8/01/28	2,975	3,109,024

		9,941,156

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.5%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	$400	$408,996

Texas - 1.6%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	470	552,128
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	235	271,852
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	500	500,700

		1,324,680

Total Municipal Obligations (cost $84,767,726)		83,542,653

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (b) (cost $396,827)	396,827	396,827

Total Investments - 98.3% (cost $85,164,553) (c)		83,939,480
Other assets less liabilities - 1.7%		1,484,738

Net Assets - 100.0%		$85,424,218

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$6,200	10/1/16	SIFMA	*	4.148%	$771,818

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,586,646 and gross unrealized depreciation of investments was $(2,811,719), resulting in net unrealized depreciation of $(1,225,073).

As of June 30, 2013, the Fund held 14.6% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$78,548,742		$4,993,911		$83,542,653
Short-Term Investments		396,827		– 0	–	– 0	–	396,827

Total Investments in Securities		396,827		78,548,742		4,993,911		83,939,480
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	771,818		– 0	–	771,818
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$396,827		$79,320,560		$4,993,911		$84,711,298

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swaps		Total
Balance as of 9/30/12	$5,328,356		$980,369		$6,308,725
Accrued discounts/(premiums)	5,530		– 0	–	5,530
Realized gain (loss)	1,675		– 0	–	1,675
Change in unrealized appreciation/depreciation	(232,650)		– 0	–	(232,650)
Purchases	– 0	–	– 0	–	– 0	–

	Long-Term Municipal Bonds		Interest Rate Swaps			Total
Sales	(109,000)			– 0	–	(109,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(980,369)		(980,369)

Balance as of 6/30/13+	$4,993,911		$	– 0	–	$4,993,911

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(232,650)		$	– 0	–	$(232,650)

+ An amount of $980,369 was transferred from Level 3 to Level 2 due to increase in observable inputs during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$4,993,911	Third Party Vendor	Evaluated Quotes	$83.38 - $102.35/
				$95.11

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 97.6%
Minnesota - 97.6%
Anoka Cnty MN GO
Series 2012A
5.00%, 2/01/27	$1,135	$1,278,226
Central MN Muni Pwr Agy
5.00%, 1/01/22-1/01/32	2,850	3,117,628
Chaska MN Elec Sys
Series 05A
5.25%, 10/01/25	1,000	1,065,270
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	660	657,122
Duluth MN EDA (St Lukes Hlth Sys)
5.75%, 6/15/32	265	266,831
Farmington MN ISD #190 GO
AGM Series 05B
5.00%, 2/01/24	3,875	4,079,406
Hennepin Cnty MN Sales Tax (Ballpark Proj)
5.00%, 12/15/23	3,475	3,874,347
Hutchinson MN Pub Util
5.00%, 12/01/25	420	476,620
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	676,332
Metropolitan Council MN GO
5.00%, 3/01/16 (Pre-refunded/ETM)	5,000	5,504,400
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,170	1,179,114
Minneapolis MN Common Bond FD
Series 20102A
6.25%, 12/01/30	1,000	1,156,920
Minneapolis MN Hlth Care Sys (Fairview Health Svcs)
AMBAC Series 05D
5.00%, 11/15/30	1,000	1,013,520
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care)
5.25%, 8/15/35	1,000	1,062,700
Series 2010A
5.00%, 8/15/30	1,000	1,025,580
Series D
5.25%, 8/15/25	500	546,120
Minneapolis-St Paul MN Intl Arpt
Series 2012B
5.00%, 1/01/31	650	696,423
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
5.00%, 1/01/30	1,250	1,361,863
Series 2009A
5.00%, 1/01/21	2,020	2,273,328

	Principal Amount (000)	U.S. $ Value
Minnesota 911 Spl Fee
AGC Series 2009
5.00%, 6/01/21	$1,970	$2,261,186
Minnesota Agr & Econ Dev Brd (Essentia Health)
AGC Series 2008 C-1
5.50%, 2/15/25	1,000	1,116,550
Minnesota GO
5.00%, 8/01/19-6/01/21	4,000	4,576,820
Minnesota Hgr Ed Fac Auth (Carleton College)
Series D
5.00%, 3/01/30	2,000	2,163,440
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/31	2,770	2,970,576
Minnesota Hgr Ed Fac Auth (St Catherine Univ)
5.00%, 10/01/32	1,400	1,456,672
Minnesota Hgr Ed Fac Auth (St. Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	808,444
Minnesota Hgr Ed Fac Auth (St. Scholastic College)
Series 2010H
5.125%, 12/01/30	1,000	1,029,940
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN)
Series 04-5
5.00%, 10/01/24	1,000	1,040,190
5.25%, 10/01/34	1,000	1,034,950
Series 2009
5.00%, 10/01/29	1,000	1,078,200
Minnesota Mun Pwr Agy Elec
5.25%, 10/01/21	3,000	3,248,700
Series 04A
5.25%, 10/01/24	500	520,615
Minnesota St Clg & Univ
Series 2013A
4.00%, 10/01/29	3,550	3,669,138
Minnetonka MN MFHR (Archer Heights Apts)
Series 99A
5.30%, 1/20/27	1,620	1,620,437
No St Paul Maplewd MN ISD #622
AGM
5.00%, 8/01/20	3,425	3,786,749
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec)
5.00%, 1/01/23-1/01/24	4,135	4,677,836
Prior Lake MN ISD #719 GO
AGM Series 05B
5.00%, 2/01/23	3,350	3,497,802
Rochester MN Electric Utility
Series 2013B
5.00%, 12/01/43	1,000	1,064,270
Rochester MN GO
Series 2012A
5.00%, 2/01/24	3,000	3,500,130

	Principal Amount (000)	U.S. $ Value
Rochester MN Hlth Care Fac (Mayo Clinic)
Series D
5.00%, 11/15/38	$1,000	$1,071,260
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	600	606,498
St. Cloud MN Hosp (Centracare Hlth Sys)
Series 2010A
5.125%, 5/01/30	1,500	1,605,420
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	1,150	1,229,132
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30	1,870	1,997,291
St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp)
5.00%, 2/01/21	500	506,770
St. Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,301,760
St. Paul MN Port Auth (Amherst H Wilder Fndtn)
5.00%, 12/01/29	3,945	4,264,032
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	2,955,785
Univ of Minnesota
Series 2013A
4.00%, 2/01/33	3,725	3,838,612
Western MN Mun Pwr Agy
Series 2012A
5.00%, 1/01/27-1/01/30	3,090	3,504,257
AGM
5.00%, 1/01/17	700	785,393
White Bear Lake MN MFHR (Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	1,000,010

Total Municipal Obligations (cost $98,024,482)		101,100,615

	Shares
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (a) (cost $815,308)	815,308	815,308

U.S. $ Value
Total Investments - 98.4% (cost $98,839,790) (b)	$101,915,923
Other assets less liabilities - 1.6%	1,616,355

Net Assets - 100.0%	$103,532,278

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/1/16	SIFMA	*	4.071%	$400,869

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(b)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,326,327 and gross unrealized depreciation of investments was $(1,250,194), resulting in net unrealized appreciation of $3,076,133.

As of June 30, 2013, the Fund held 16.0% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$100,176,662		$923,953		$101,100,615
Short-Term Investments		815,308		– 0	–	– 0	–	815,308

Total Investments in Securities		815,308		100,176,662		923,953		101,915,923
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	400,869		– 0	–	400,869
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$815,308		$100,577,531		$923,953		$102,316,792

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swaps		Total
Balance as of 09/30/12	$951,028		$511,543		$1,462,571
Accrued discounts/(premiums)	14		– 0	–	14
Realized gain (loss)	1,078		– 0	–	1,078
Change in unrealized appreciation/depreciation	(18,167)		– 0	–	(18,167)
Purchases	– 0	–	– 0	–	– 0	–

	Long-Term Municipal Bonds		Interest Rate Swaps			Total
Sales	(10,000)			– 0	–	(10,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(511,543)		(511,543)

Balance as of 6/30/13+	$923,953		$	– 0	–	$923,953

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(18,167)		$	– 0	–	$(18,167)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.7%
Long-Term Municipal Bonds - 101.7%
New Jersey - 70.7%
Bergen Cnty NJ Impt Auth
Series 05
5.00%, 4/01/15 (Pre-refunded/ETM)	$1,555	$1,677,798
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO)
Series 2007B
5.00%, 12/15/17	2,755	3,178,829
Bernards Twp NJ SD GO
4.00%, 7/15/25	2,360	2,523,005
Burlington Cnty NJ Brdg Commn (Burlington Cnty NJ GO)
5.00%, 12/01/24	700	789,537
Gloucester Cnty NJ Impt Auth (Gloucester Cnty NJ GO)
Series 2013A
4.00%, 9/01/29-9/01/30	4,155	4,155,110
Landis NJ Swr Auth
NPFGC-RE Series 93
9.774%, 9/19/19 (a)	1,850	2,166,609
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts)
Series 01
5.25%, 7/01/21	750	751,238
Morris-Union NJ Jt Comm COP AGM
5.00%, 8/01/26	3,320	3,525,076
RADIAN
5.00%, 5/01/14 (Pre-refunded/ETM)	1,290	1,353,287
New Jersey Ed Fac Auth
5.00%, 7/01/15 (Pre-refunded/ETM)	280	304,973
FGIC Series 04E
5.00%, 7/01/14 (Pre-refunded/ETM)	1,000	1,046,220
New Jersey Ed Fac Auth (New Jersey Inst of Technology)
Series 2010H
5.00%, 7/01/31	700	748,951
New Jersey Ed Fac Auth (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,660,400
New Jersey Ed Fac Auth (Princeton Univ)
Series 2005A
5.00%, 7/01/23	3,200	3,425,792
New Jersey Ed Fac Auth (Richard Stockton College)
Series 2008A
5.50%, 7/01/23	4,500	5,080,545
New Jersey EDA
Series 05
5.25%, 3/01/15 (Pre-refunded/ETM)	3,200	3,451,104
Series 2004I
5.25%, 9/01/14 (Pre-refunded/ETM)	2,510	2,657,237
AGM
5.00%, 9/01/17 (Pre-refunded/ETM)	3,540	4,092,169

	Principal Amount (000)	U.S. $ Value
New Jersey EDA (Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	$3,000	$3,338,700
New Jersey EDA (Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	1,000,660
Series 02
5.25%, 6/01/24	540	550,287
New Jersey EDA (New Jersey Lease Liberty St PK)
Series A
5.00%, 3/01/24	1,500	1,522,110
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2013
5.00%, 3/01/30	4,000	4,222,480
New Jersey EDA (The Seeing Eye, Inc.)
5.00%, 6/01/32	4,000	4,193,240
New Jersey Hlth Care Fac Fin Auth
RADIAN Series 04A
5.25%, 7/01/14 (Pre-refunded/ETM)	2,085	2,491,492
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	1,000	1,079,100
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr)
5.00%, 1/01/34	1,940	1,932,609
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	2,100	2,219,154
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital)
AGM Series 01
5.00%, 7/01/26	1,500	1,501,680
New Jersey Hlth Care Fac Fin Auth (Palisades Med Ctr)
5.25%, 7/01/31 (b)	1,800	1,785,510
New Jersey Inst of Technology
Series 2012A
5.00%, 7/01/32	1,400	1,516,984
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series 2006A
5.00%, 6/15/18	3,400	3,720,450
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2009H
5.00%, 1/01/23	5,000	5,519,050
Series 2013A
5.00%, 1/01/33	2,125	2,228,509
Newark NJ Hsg Auth PANYNJ Term
NPFGC Series 04
5.25%, 1/01/14 (Pre-refunded/ETM)	2,380	2,438,524
5.25%, 1/01/14 (Pre-refunded/ETM)	1,200	1,229,508

	Principal Amount (000)	U.S. $ Value
North Hudson Swr Auth NJ
NPFGC Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	$8,875	$6,243,563
Rutgers State Univ NJ
Series 2009F
5.00%, 5/01/30	1,000	1,096,640
Series 2013L
5.00%, 5/01/30 (b)	4,500	4,847,310
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
5.00%, 6/01/41	2,000	1,592,060
Union Cnty NJ Impt Auth (Union Cnty NJ GO)
NPFGC Series 2003A
5.25%, 8/15/23	2,885	2,893,770
Union Cnty NJ Util Auth (Union Cnty NJ)
Series 2011A
5.25%, 12/01/31	4,560	4,706,787

		110,458,057

Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	295	264,072

California - 2.6%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,165	1,332,026
Series 2008A
5.50%, 8/15/23	400	451,140
Vista CA USD GO
5.00%, 8/01/27	2,120	2,337,682

		4,120,848

District of Columbia - 2.3%
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	3,070	3,541,613

Florida - 1.5%
Crossings at Fleming Is CDD FL
Series 2000C
7.10%, 5/01/30 (c)	2,495	2,151,089
Hammock Bay CDD FL
Series 2004A
6.15%, 5/01/24	150	150,717

		2,301,806

Guam - 0.3%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	511,470

Illinois - 1.0%
Chicago IL Wtr

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/28	$1,000	$1,082,830
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	505	507,252

		1,590,082

New York - 9.5%
Metropolitan Trnsp Auth NY
Series 2013C
5.00%, 11/15/32	2,000	2,093,480
New York NY GO
Series 2006J
5.00%, 6/01/22	950	1,034,977
New York NY Mun Wtr Fin Auth
Series 2002EE
5.00%, 6/15/31	2,040	2,200,120
Port Authority of NY & NJ
5.00%, 7/15/30	1,800	1,964,358
5.25%, 7/15/36	4,000	4,404,320
Port Authority of NY & NJ (Jfk International Air Terminal LLC)
NPFGC Series 97-6
5.75%, 12/01/22	3,175	3,215,386

		14,912,641

Ohio - 2.4%
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,304,860
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (c)	500	394,130

		3,698,990

Pennsylvania - 4.1%
Delaware Riv Port Auth PA & NJ
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	4,828,757
Delaware River JT Toll Brdg Commn PA
Series 03
5.00%, 7/01/13 (Pre-refunded/ETM)	1,625	1,625,000

		6,453,757

Puerto Rico - 6.5%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/18	900	920,907
Series 2008W
5.375%, 7/01/23	2,165	2,157,552
Puerto Rico GO
Series 2001A
5.50%, 7/01/19	500	511,510
Series 2004A
5.25%, 7/01/19	710	712,379
Series 2006A

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/22	$500	$490,875
Puerto Rico HFA MFHR
5.00%, 12/01/13 (Pre-refunded/ETM)	2,355	2,401,417
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,331,929
5.125%, 12/01/27	305	319,119
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/20	1,260	1,241,881

		10,087,569

Virginia - 0.6%
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	1,000	949,090

Total Municipal Obligations (cost $154,748,564)		158,889,995

	Shares
SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $1,952,854)	1,952,854	1,952,854

Total Investments - 102.9% (cost $156,701,418) (e)		160,842,849
Other assets less liabilities - (2.9)%		(4,607,831)

Net Assets - 100.0%		$156,235,018

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$369,179

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of June 30, 2013.
(b)	When-Issued or delayed delivery security.
(c)	Illiquid security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,950,202 and gross unrealized depreciation of investments was $(2,808,771), resulting in net unrealized appreciation of $4,141,431.

As of June 30, 2013, the Fund held 23.0% of net assets in insured bonds (of this amount 52.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SSA	-	Special Services Area
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$152,931,243		$5,958,752		$158,889,995
Short-Term Investments		1,952,854		– 0	–	– 0	–	1,952,854

Total Investments in Securities		1,952,854		152,931,243		5,958,752		160,842,849
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	369,179		– 0	–	369,179
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,952,854		$153,300,422		$5,958,752		$161,212,028

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Interest Rate Swap Contracts		Total
Balance as of 9/30/12	$12,008,485	$469,597		$12,478,082
Accrued discounts/(premiums)	(4,110)	– 0	–	(4,110)
Realized gain (loss)	76,370	– 0	–	76,370
Change in unrealized appreciation/depreciation	(479,993)	– 0	–	(479,993)

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Purchases	– 0	–	– 0	–	– 0	–
Sales	(5,642,000)		– 0	–	(5,642,000)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(469,597)		(469,597)

Balance as of 6/30/13+	$5,958,752		$–0	–	$5,958,752

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(462,727)		$–0	–	$(462,727)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,958,752	Third Party Vendor	Evaluated Quotes	$78.83 - $119.50/
				$101.36

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 99.4%
Ohio - 77.1%
Akron OH Income Tax
5.00%, 12/01/31	$4,500	$4,806,540
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	2,350	2,549,491
Canton OH SD GO
NPFGC Series 04B
5.00%, 12/01/22-12/01/23	2,150	2,247,646
Central OH Solid Wst Auth
5.00%, 12/01/25-12/01/29	3,590	4,003,873
AMBAC Series 04B
5.00%, 12/01/14 (Pre-refunded/ETM)	2,035	2,171,080
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	4,000	4,343,800
Cleveland OH GO
5.00%, 12/01/28	2,215	2,390,827
Series 04
5.25%, 12/01/14 (Pre-refunded/ETM)	1,200	1,283,580
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,754,050
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,165	2,365,782
Cleveland OH Wtr
Series 2012X
5.00%, 1/01/27	1,500	1,682,835
Cleveland OH Wtrworks
NPFGC
5.00%, 1/01/23	2,500	2,675,850
Cleveland State Univ
5.00%, 6/01/30	3,000	3,172,830
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (a)	500	394,130
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,562,688
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,864,967
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	2,000	2,002,200
Cuyahoga OH CCD
5.00%, 8/01/24	1,545	1,721,346
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,285,299

	Principal Amount (000)	U.S. $ Value
Delaware OH SD GO
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	$1,340	$1,428,614
Franklin Cnty OH Hlth Care Fac (First Community Village)
5.625%, 7/01/47	865	756,494
Franklin Cnty OH MFHR (Agler Green Apts)
Series 02A
5.65%, 5/20/32	770	775,929
5.80%, 5/20/44	1,150	1,159,833
Greater Cleveland RTA OH
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,350	1,439,276
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,362,532
Hamilton Cnty OH Hlth Care (Life Enriching Communities)
5.00%, 1/01/42	1,625	1,558,343
Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,047,500
Jobsohio Beverage Sys Stwd Liq
Series 2013A
5.00%, 1/01/38	4,000	4,140,640
Kent State Univ
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,281,387
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,295	1,379,680
5.00%, 12/01/14 (Pre-refunded/ETM)	1,370	1,459,584
Miami Univ OH
5.00%, 9/01/31	1,000	1,076,930
Muskingum Cnty OH Hosp Fac (Genesis Hlth Sys)
5.00%, 2/15/48	1,000	857,370
Northeast OH Reg Swr Dist
5.00%, 11/15/33	4,435	4,823,595
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,062,470
Ohio Bldg Auth
Series 05A
5.00%, 4/01/15 (Pre-refunded/ETM)	1,500	1,618,455
Ohio GO
5.00%, 9/15/22	3,085	3,670,564
Series 04A
5.00%, 6/15/14 (Pre-refunded/ETM)	3,000	3,135,420
Ohio Higher Edl Fac Commn
5.00%, 11/01/14 (Pre-refunded/ETM)	425	451,801
5.00%, 11/01/14 (Pre-refunded/ETM)	745	791,980
5.00%, 11/01/14 (Pre-refunded/ETM)	825	877,594
5.00%, 11/01/14 (Pre-refunded/ETM)	1,445	1,537,119
Ohio Higher Edl Fac Commn (Denison Univ)
5.00%, 11/01/32	590	625,825

	Principal Amount (000)	U.S. $ Value
Ohio Higher Edl Fac Commn (Univ of Dayton OH)
5.00%, 12/01/43	$3,000	$3,113,940
Ohio St Higher Edl Fac Rev (Univ of Dayton OH)
5.375%, 12/01/30	750	819,068
Ohio Univ
5.00%, 12/01/32	3,120	3,287,450
NPFGC Series 04
5.00%, 6/01/14 (Pre-refunded/ETM)	1,950	2,034,415
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.00%, 12/01/22	1,599	1,590,957
Riversouth Auth OH
Series 04A
5.25%, 6/01/14 (Pre-refunded/ETM)	1,000	1,046,040
5.25%, 6/01/14 (Pre-refunded/ETM)	1,000	1,046,040
Series 05A
5.00%, 12/01/24	3,590	3,853,650
Summit Cnty OH Port Auth
5.00%, 12/01/25	3,760	4,145,362
Toledo OH City SD GO
NPFGC-RE Series 03B
5.00%, 12/01/13 (Pre-refunded/ETM)	2,940	2,997,712
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 04B
4.50%, 12/01/15	2,500	2,606,700
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	1,270	1,533,728
Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,673,787
Youngstown OH GO
AGM
5.00%, 12/01/14 (Pre-refunded/ETM)	2,155	2,297,510

		123,644,108

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	285	255,121

California - 0.4%
California GO
5.25%, 4/01/29	5	5,121
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37 (b)	750	683,625

		688,746

District of Columbia - 2.1%
District of Columbia (Howard Univ)
Series 2011A

	Principal Amount (000)	U.S. $ Value
6.25%, 10/01/32	$3,000	$3,327,420

Florida - 2.2%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30 (a)	1,995	1,720,009
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	220	221,052
Miami Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/32	1,500	1,554,960

		3,496,021

Georgia - 0.3%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	525,480

Illinois - 2.3%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	928	773,757
Illinois Toll Highway Auth
Series 2013A
5.00%, 1/01/32	2,250	2,380,703
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	518	520,310

		3,674,770

Louisiana - 0.7%
Louisiana Citizens Ppty Ins Corp.
5.00%, 6/01/24	1,000	1,068,890

New Jersey - 0.7%
Morris-Union NJ Jt Comm COP
5.00%, 8/01/25	1,000	1,074,510

New York - 2.7%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	3,365	3,553,103
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	745	801,352

		4,354,455

Pennsylvania - 0.5%
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/26	745	777,035

Puerto Rico - 5.3%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/18	$1,370	$1,377,179
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/20	2,530	2,552,770
Series 2008WW
5.375%, 7/01/24	1,030	1,018,639
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	511,510
Series 06A
5.25%, 7/01/22	500	490,875
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	515,310
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	392,359
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	375	361,838
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/22	1,350	1,297,363

		8,517,843

Tennessee - 0.4%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	630	644,169

Texas - 4.2%
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 20111D
5.00%, 9/01/28	5,000	5,505,850
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	740	869,308
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	370	428,023

		6,803,181

Virginia - 0.4%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	665	604,644

Total Investments - 99.4% (cost $158,675,578) (c)		159,456,393
Other assets less liabilities - 0.6%		965,868

Net Assets - 100.0%		$160,422,261

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/1/16	SIFMA	*	4.071%	$412,322

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of this security amounted to $683,625 or 0.4% of net assets.
(c)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,762,425 and gross unrealized depreciation of investments was $(3,981,610), resulting in net unrealized appreciation of $780,815.

As of June 30, 2013, the Fund held 24.6% of net assets in insured bonds (of this amount 38.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
RTA	-	Regional Transportation Authority
SD	-	School District
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$148,383,099		$11,073,294		$159,456,393

Total Investments in Securities		– 0	–	148,383,099		11,073,294		159,456,393
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	412,322		– 0	–	412,322
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$148,795,421		$11,073,294		$159,868,715

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Interest Rate Swaps		Total
Balance as of 09/30/12	$16,118,480	$526,158		$16,644,638
Accrued discounts/(premiums)	(13,381)	– 0	–	(13,381)
Realized gain (loss)	127,993	– 0	–	127,993
Change in unrealized appreciation/depreciation	(702,205)	– 0	–	(702,205)
Purchases	848,807	– 0	–	848,807
Sales	(5,306,400)	– 0	–	(5,306,400)

	Long-Term Municipal Bonds		Interest Rate Swaps			Total
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(526,158)		(526,158)

Balance as of 6/30/13+	$11,073,294		$	– 0	–	$11,073,294

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(512,114)		$	– 0	–	$(512,114)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$11,073,294	Third Party Vendor	Evaluated Quotes	$78.83 - $106.54/
				$96.50

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.0%
Long-Term Municipal Bonds - 100.0%
Pennsylvania - 76.6%
Adams Cnty PA IDA (Gettysburg College)
5.00%, 8/15/25	$1,090	$1,176,492
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University)
5.00%, 3/01/28	4,000	4,391,720
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	502,155
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,467,480
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
NPFGC Series 05A
5.00%, 12/01/24	3,490	3,719,049
Bucks Cnty PA Wtr & Swr Auth
AGM Series 2011A
5.00%, 12/01/29	1,255	1,363,457
Butler Cnty PA
FGIC Series 03
5.25%, 7/15/13 (Pre-refunded/ETM)	1,625	1,627,730
Carlisle SD PA GO
5.00%, 9/01/25	4,000	4,508,480
Coatesville PA SD GO
AGM
5.00%, 8/01/23	3,500	3,837,155
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	300	313,116
Delaware Cnty Auth PA (Elwyn Proj)
5.00%, 6/01/25	1,645	1,684,793
Delaware Riv Port Auth PA & NJ
Series 2010D
5.00%, 1/01/29	4,470	4,739,183
Lancaster Area Swr Auth PA
NPFGC Series 04
5.00%, 4/01/14 (Pre-refunded/ETM)	1,330	1,377,255
Lehigh Northampton PA Arpt
NPFGC Series 2000A
6.00%, 5/15/30	2,400	2,358,864
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	740	801,723
New Wilmington PA Mun Auth (Westminster College)
5.00%, 5/01/27	1,040	1,043,515
Norristown PA Area SD COP
5.00%, 4/01/32	1,000	983,200
Northampton Cnty PA GO
Series 2012B
5.00%, 10/01/30	3,000	3,310,230
Penn Delco PA SD GO
4.00%, 6/01/30	1,250	1,202,312

	Principal Amount (000)	U.S. $ Value
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/32	$2,000	$2,052,360
Pennsylvania Hgr Ed Fac Auth
RADIAN Series 03AA-1
5.00%, 11/01/13 (Pre-refunded/ETM)	1,000	1,015,520
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ)
5.00%, 3/01/27	1,460	1,580,027
Series 2010
5.00%, 3/01/28	1,390	1,493,207
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,123,280
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania)
5.00%, 9/01/29	2,125	2,321,052
Pennsylvania IDA
5.50%, 7/01/18 (Pre-refunded/ETM)	130	155,139
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	930	1,043,972
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,462,920
Pennsylvania Turnpike Comm
5.00%, 12/01/30 (a)	3,500	3,250,695
Series 2012A
5.00%, 12/01/28	2,000	2,142,540
Philadelphia PA Gasworks
5.00%, 8/01/30	2,000	2,071,000
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (b)	350	268,510
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.63%, 4/26/14 (c)	2,000	1,992,640
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,863,621
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/23	4,000	4,373,560
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	1,075	1,127,826
Pittsburgh PA GO
AGM Series 06C
5.25%, 9/01/17	5,000	5,514,650
Pittsburgh PA Pub Pkg Auth
NPFGC-RE Series 05A
5.00%, 12/01/19	2,435	2,523,804

	Principal Amount (000)	U.S. $ Value
Reading PA Area Wtr Auth
5.00%, 12/01/31	$1,000	$1,031,820
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20)
NPFGC-RE Series 05
5.00%, 5/15/26	2,025	2,112,176
Wilkes-Barre PA Fin Auth (Univ of Scranton)
5.00%, 11/01/30	2,500	2,612,050
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	532,302
York Cnty PA GO
5.00%, 6/01/37	3,500	3,736,670

		92,809,250

Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	250	223,790

District of Columbia - 2.5%
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	2,625	3,028,253

Florida - 1.6%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30 (b)	1,995	1,720,009
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	220	221,052

		1,941,061

Guam - 0.8%
Guam Intl Arpt Auth
NPFGC Series 03B
5.25%, 10/01/23	500	501,080
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	511,470

		1,012,550

Illinois - 3.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	962	802,106
Chicago IL Wtr
5.00%, 11/01/29	3,235	3,471,576
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	425	426,895

		4,700,577

	Principal Amount (000)	U.S. $ Value
Massachusetts - 1.3%
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2013A
5.00%, 5/15/32 (d)	$1,500	$1,630,155

New York - 5.2%
New York NY Mun Wtr Fin Auth
Series EE
5.00%, 6/15/31	1,735	1,871,180
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/28	4,000	4,394,440

		6,265,620

Puerto Rico - 7.1%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/22	800	785,240
Series 2008WW
5.375%, 7/01/24	1,530	1,513,124
Puerto Rico GO
Series 2006A
5.25%, 7/01/23	500	482,565
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,180	1,234,622
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	3,335	3,342,937
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	300	289,470
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007N
5.50%, 7/01/22	345	343,548
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/22	655	629,462

		8,620,968

Washington - 0.8%
Washington St GO
AGM Series 2005B
5.00%, 7/01/15 (Pre-refunded/ETM)	920	1,001,098

Total Municipal Obligations (cost $120,486,047)		121,233,322

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.09% (e) (cost $603,399)	603,399	$603,399

Total Investments - 100.5% (cost $121,089,446) (f)		121,836,721
Other assets less liabilities - (0.5)%		(657,699)

Net Assets - 100.0%		$121,179,022

(a)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(b)	Illiquid security.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2013.
(d)	When-Issued or delayed delivery security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,294,211 and gross unrealized depreciation of investments was $(2,546,936), resulting in net unrealized appreciation of $747,275.

As of June 30, 2013, the Fund held 27.7% of net assets in insured bonds (of this amount 15.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$113,576,190		$7,657,132		$121,233,322
Short-Term Investments		603,399		– 0	–	– 0	–	603,399

Total Investments in Securities		603,399		113,576,190		7,657,132		121,836,721
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$603,399		$113,576,190		$7,657,132		$121,836,721

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$11,125,498		$11,125,498
Accrued discounts/(premiums)	8,355		8,355
Realized gain (loss)	476,319		476,319
Change in unrealized appreciation/depreciation	(962,443)		(962,443)
Purchases	– 0	–	– 0	–
Sales	(3,155,000)		(3,155,000)

	Long-Term Municipal Bonds		Total
Transfers in to Level 3	164,403		164,403
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/13+	$7,657,132		$7,657,132

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(482,538)		$(482,538)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$7,657,132	Third Party Vendor	Evaluated Quotes	$76.72 - $119.34/$94.49

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

June 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.1%
Long-Term Municipal Bonds - 98.1%
Virginia - 71.1%
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	$1,490	$1,493,770
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	100	100,558
Capital Region VA Arpt Comm (Richmond VA Intl Arpt)
Series 2013A
4.00%, 7/01/24	750	778,185
5.00%, 7/01/23	600	690,096
Chesapeake VA GO
Series 2010D
5.00%, 12/01/25	2,275	2,584,992
Chesterfield Cnty VA EDA (Brandermill Woods)
5.125%, 1/01/43	1,000	914,360
Dulles Town Ctr CDA VA
4.25%, 3/01/26	1,000	926,660
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/28	8,635	9,358,095
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	1,060,660
Fairfax Cnty VA GO
Series 2009C
5.00%, 10/01/17	2,500	2,895,300
Fairfax Cnty VA IDA (Inova Health Sys)
5.00%, 5/15/25	1,000	1,107,390
Series 2012D
5.00%, 5/15/27	4,000	4,302,120
Fairfax Cnty VA Wtr Auth
5.00%, 4/01/28	2,000	2,257,960
Fairfax VA GO
Series 2010
5.00%, 7/15/25	480	547,315
Hampton VA GO
Series 2010A
5.00%, 1/15/21	1,750	1,998,080
Series 2012A
5.00%, 4/01/26	3,000	3,377,220
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,392,340
Hanover Cnty VA EDA (Covenant Woods)
Series 2012A
5.00%, 7/01/42	2,000	1,797,320
Harrisonburg VA IDA (Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22-8/15/25	7,850	8,436,920

	Principal Amount (000)	U.S. $ Value
Henrico Cnty VA EDA (Bon Secours Health System, Inc.)
5.00%, 11/01/30	$2,000	$1,979,300
Henrico Cnty VA GO
5.00%, 12/01/26	1,000	1,108,140
Series 2010
5.00%, 7/15/24	6,600	7,539,180
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,319,293
Series 2009
5.00%, 5/01/27	1,200	1,340,316
Isle Wight Cnty VA GO
5.00%, 7/01/31-7/01/32	2,315	2,565,475
6.00%, 7/01/27	3,500	4,055,135
James City Cnty VA EDA (James City Cnty VA Lease)
AGM
5.00%, 6/15/22	4,385	4,827,797
Leesburg VA GO
Series 2011A
5.00%, 1/15/24	2,040	2,323,580
Lexington VA IDA (Virginia Military Institute)
Series 2010B
5.00%, 12/01/30	3,885	4,174,316
Loudoun Cnty VA Santn Auth
5.00%, 1/01/29	3,820	4,208,570
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	2,164,520
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	250	273,190
New Port CDA VA
5.50%, 9/01/26 (a)	924	586,343
Newport News VA IDA MFHR (Walker Village Apts)
Series 02A
5.55%, 9/20/34	1,880	1,880,921
5.65%, 3/20/44	1,660	1,660,880
Norfolk VA EDA (Bon Secours Health System, Inc.)
5.00%, 11/01/29	2,200	2,199,846
Norfolk VA Wtr
5.00%, 11/01/28	1,800	1,983,312
Northwestern Reg Jail Auth VA
NPFGC
5.00%, 7/01/15 (Pre-refunded/ETM)	1,500	1,632,225
Portsmouth VA GO
Series 2012A
5.00%, 7/15/25	4,170	4,775,901
Prince William Cnty VA IDA (George Mason Univ)
5.50%, 9/01/31	3,750	4,019,400
Prince William Cnty VA IDA (Novant Health, Inc.)
5.00%, 11/01/25	720	790,848

	Principal Amount (000)	U.S. $ Value
Reynolds Crossing CDA VA
5.10%, 3/01/21	$1,016	$1,016,965
Richmond VA GO
Series 2009A
5.00%, 7/15/27	1,400	1,577,324
AGM Series 05A
5.00%, 7/15/15 (Pre-refunded/ETM)	2,500	2,724,625
Richmond VA Pub Util
5.00%, 1/15/28	1,000	1,096,450
Roanoke VA GO
5.00%, 2/01/24	1,000	1,161,740
Series 2012C
5.00%, 2/01/23-2/01/25	2,000	2,324,440
Roanoke VA IDA (Carilion Health Sys)
AGM
5.00%, 7/01/27	3,000	3,168,330
Suffolk VA GO
5.00%, 2/01/17 (Pre-refunded/ETM)	1,710	1,945,912
5.00%, 8/01/22-2/01/26	7,140	8,053,525
NPFGC
5.00%, 2/01/20	1,290	1,429,552
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	4,000	2,869,280
Univ of Virginia
5.00%, 9/01/29	2,910	3,239,267
Series 2013A
5.00%, 6/01/20	500	597,790
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,164,060
Virginia College Bldg Auth
5.00%, 9/01/15 (Pre-refunded/ETM)	220	241,001
Series 05A
5.00%, 9/01/15 (Pre-refunded/ETM)	5,890	6,452,259
Virginia College Bldg Auth (Liberty Univ)
5.25%, 3/01/29	5,000	5,469,000
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,082,460
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,133,208
Virginia ComWlth Univ Hlth Sys Auth
5.00%, 7/01/27	1,000	1,103,080
Virginia Port Auth
Series 2010
5.00%, 7/01/30	2,250	2,388,578
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2011B
5.00%, 11/01/26	7,740	8,823,987
Series 2012A
5.00%, 11/01/28-11/01/32	10,795	12,048,166
Virginia Resources Auth (Virginia SRF)
Series 2009
5.00%, 10/01/25	3,345	3,859,026

	Principal Amount (000)	U.S. $ Value
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	$2,835	$2,577,695
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.25%, 1/01/32	2,500	2,400,000
5.50%, 1/01/42	1,000	949,090
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
5.125%, 9/01/22	710	737,541
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2012A
5.00%, 9/15/27	2,000	2,213,740
Watkins Centre CDA VA
5.40%, 3/01/20	490	470,194

		199,746,114

Arizona - 1.8%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	3,945	4,134,202
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	340	304,355
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	697,125

		5,135,682

California - 1.0%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,910	2,183,837
Series 2008A
5.50%, 8/15/23	660	744,381

		2,928,218

Colorado - 0.4%
Denver Co. City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	1,220	1,271,826

District of Columbia - 7.2%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,700	5,212,958
Metro Washington Arpt Auth VA
Series C
5.125%, 10/01/34	5,130	5,503,105
Series 2012A
5.00%, 10/01/30	2,480	2,584,209

	Principal Amount (000)	U.S. $ Value
Metro Washington Arpt Auth VA (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (b)	$4,300	$3,468,380
Washington DC Metro Area Trnst Auth
5.25%, 7/01/27	3,000	3,348,630

		20,117,282

Florida - 0.5%
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	400	404,396
5.25%, 10/01/30	1,000	1,007,930

		1,412,326

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	525,480

Illinois - 1.7%
Illinois Toll Highway Auth
Series 2013A
5.00%, 1/01/33	4,085	4,299,462
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	425	426,896

		4,726,358

Kansas - 0.4%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
Series 2012A
5.00%, 9/01/28	1,000	1,081,600

Louisiana - 0.9%
Louisiana Citizens Ppty Ins Corp.
5.00%, 6/01/24	2,350	2,511,892

Michigan - 0.6%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,575	1,605,571

New Jersey - 0.5%
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/33	1,380	1,447,220

New York - 3.1%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,087,971
New York NY GO
Series 06
5.00%, 6/01/22	1,125	1,225,631

	Principal Amount (000)	U.S. $ Value
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	$1,275	$1,371,441

		8,685,043

Puerto Rico - 5.8%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/20	800	807,200
NPFGC
5.50%, 7/01/17	5,000	5,272,450
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	511,510
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	515,310
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,605,849
5.125%, 12/01/27	290	303,424
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03G
5.25%, 7/01/14	1,840	1,844,379
FGIC Series 2003G
5.25%, 7/01/14	365	365,869
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	340	328,066
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	25	30,576
5.50%, 8/01/28	2,975	3,109,024
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/22	1,740	1,672,157

		16,365,814

Texas - 1.2%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,110	1,303,961
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	555	642,035
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	1,400	1,401,960

		3,347,956

Washington - 0.7%
Washington St GO
AGM Series 2005B
5.00%, 7/01/15 (Pre-refunded/ETM)	1,335	1,452,680

	Principal Amount (000)	U.S. $ Value
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.00%, 10/01/32	$400	$403,636

		1,856,316

Wisconsin - 1.0%
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012A
5.00%, 8/15/32	2,700	2,771,442

Total Municipal Obligations (cost $272,691,085)		275,536,140

	Shares
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.09% (c) (cost $1,141,326)	1,141,326	1,141,326

Total Investments - 98.5% (cost $273,832,411) (d)		276,677,466
Other assets less liabilities - 1.5%		4,242,107

Net Assets – 100.0%		$280,919,573

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/1/17	SIFMA	*	3.792%	$886,582

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of June 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,917,185 and gross unrealized depreciation of investments was $(6,072,130), resulting in net unrealized appreciation of $2,845,055.

As of June 30, 2013, the Fund held 11.1% of net assets in insured bonds (of this amount 18.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

June 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$268,719,299		$6,816,841		$275,536,140
Short-Term Investments		1,141,326		– 0	–	– 0	–	1,141,326

Total Investments in Securities		1,141,326		268,719,299		6,816,841		276,677,466
Other Financial Instruments*:
Assets:
Interest Rate Swaps		– 0	–	886,582		– 0	–	886,582
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,141,326		$269,605,881		$6,816,841		$277,564,048

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Interest Rate Swaps		Total
Balance as of 9/30/12	$11,837,665	$1,152,592		$12,990,257
Accrued discounts/(premiums)	7,083	– 0	–	7,083
Realized gain (loss)	82,028	– 0	–	82,028
Change in unrealized appreciation/depreciation	(501,925)	– 0	–	(501,925)
Purchases	4,050,790	– 0	–	– 0	–

	Long-Term Municipal Bonds		Interest Rate Swaps			Total
Sales	(8,658,800)			– 0	–	(8,658,800)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(1,152,592)		(1,152,592)

Balance as of 6/30/13+	$6,816,841		$	– 0	–	$2,766,051

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/13	$(502,339)		$	– 0	–	$(502,339)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$6,816,841	Third Party Vendor	Evaluated Quotes	$63.46 - $109.28/$91.71

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2013